Commitments and Contingencies	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

a)	Exploration commitments

There have been no changes to commitments since the most recent annual financial statements for the year ended 30 June 2025.

b)	Contingencies

There have been no changes in contingent liabilities other than those disclosed under note 4 (listing expenses) since the most recent annual financial statements for the year ended 30 June 2025.